Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2015	December 31, 2014
Taxes payable	28.4	12.1
Employee and business withheld taxes, social security and vacation payment	15.4	19.5
VAT payable	4.0	6.1
Deferred mobilization/demobilization revenues short-term	18.0	15.9
Unrealized loss on derivatives	84.2	56.1
Accrued expenses and other current liabilities	67.9	117.7
Total other current liabilities	217.9	227.4